Shareholder Report, Holdings (Details)	Jan. 31, 2026
C000219702 | iShares ESG Aware MSCI USA ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	49.60%
C000219702 | iShares ESG Aware U.S. Aggregate Bond ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	19.30%
C000219702 | iShares ESG Aware MSCI EAFE ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	17.20%
C000219702 | iShares ESG Aware MSCI EM ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	8.80%
C000219702 | iShares ESG Aware MSCI USA Small-Cap ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	5.10%
C000219702 | Domestic Equity
Holdings [Line Items]
Percent of Total Investments	54.70%
C000219702 | International Equity
Holdings [Line Items]
Percent of Total Investments	26.00%
C000219702 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	19.30%
C000219699 | iShares ESG Aware MSCI USA ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	19.00%
C000219699 | iShares ESG Aware U.S. Aggregate Bond ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	69.10%
C000219699 | iShares ESG Aware MSCI EAFE ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	6.60%
C000219699 | iShares ESG Aware MSCI EM ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	3.40%
C000219699 | iShares ESG Aware MSCI USA Small-Cap ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	1.90%
C000219699 | Domestic Equity
Holdings [Line Items]
Percent of Total Investments	20.90%
C000219699 | International Equity
Holdings [Line Items]
Percent of Total Investments	10.00%
C000219699 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	69.10%
C000219701 | iShares ESG Aware MSCI USA ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	37.50%
C000219701 | iShares ESG Aware U.S. Aggregate Bond ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	39.10%
C000219701 | iShares ESG Aware MSCI EAFE ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	13.00%
C000219701 | iShares ESG Aware MSCI EM ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	6.60%
C000219701 | iShares ESG Aware MSCI USA Small-Cap ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	3.80%
C000219701 | Domestic Equity
Holdings [Line Items]
Percent of Total Investments	41.30%
C000219701 | International Equity
Holdings [Line Items]
Percent of Total Investments	19.70%
C000219701 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	39.00%
C000219700 | iShares ESG Aware MSCI USA ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	25.20%
C000219700 | iShares ESG Aware U.S. Aggregate Bond ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	59.00%
C000219700 | iShares ESG Aware MSCI EAFE ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	8.80%
C000219700 | iShares ESG Aware MSCI EM ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	4.40%
C000219700 | iShares ESG Aware MSCI USA Small-Cap ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	2.60%
C000219700 | Domestic Equity
Holdings [Line Items]
Percent of Total Investments	27.80%
C000219700 | International Equity
Holdings [Line Items]
Percent of Total Investments	13.20%
C000219700 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	59.00%
C000171896 | Royal Gold, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	2.10%
C000171896 | Omega Healthcare Investors, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.50%
C000171896 | Pinnacle West Capital Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	1.50%
C000171896 | Ensign Group, Inc. (The), , , 0
Holdings [Line Items]
Percent of Total Investments	1.40%
C000171896 | Agree Realty Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	1.40%
C000171896 | Old Republic International Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	1.40%
C000171896 | New York Times Co. (The), A, , 0
Holdings [Line Items]
Percent of Total Investments	1.30%
C000171896 | CareTrust REIT, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.30%
C000171896 | IDACORP, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.30%
C000171896 | RenaissanceRe Holdings Ltd., , , 0
Holdings [Line Items]
Percent of Total Investments	1.20%
C000171896 | Health Care
Holdings [Line Items]
Percent of Total Investments	18.10%
C000171896 | Industrials
Holdings [Line Items]
Percent of Total Investments	16.00%
C000171896 | Financials
Holdings [Line Items]
Percent of Total Investments	13.00%
C000171896 | Real Estate
Holdings [Line Items]
Percent of Total Investments	10.30%
C000171896 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	9.10%
C000171896 | Information Technology
Holdings [Line Items]
Percent of Total Investments	7.60%
C000171896 | Utilities
Holdings [Line Items]
Percent of Total Investments	7.00%
C000171896 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.60%
C000171896 | Communication Services
Holdings [Line Items]
Percent of Total Investments	5.10%
C000171896 | Materials
Holdings [Line Items]
Percent of Total Investments	3.90%
C000171896 | Energy
Holdings [Line Items]
Percent of Total Investments	3.30%
C000153271 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	7.50%
C000153271 | Apple, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	6.30%
C000153271 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	4.90%
C000153271 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	3.30%
C000153271 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	2.80%
C000153271 | Alphabet, Inc., C, , 0
Holdings [Line Items]
Percent of Total Investments	2.60%
C000153271 | Meta Platforms, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	2.40%
C000153271 | JPMorgan Chase & Co., , , 0
Holdings [Line Items]
Percent of Total Investments	1.50%
C000153271 | Tesla, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.40%
C000153271 | Johnson & Johnson, , , 0
Holdings [Line Items]
Percent of Total Investments	1.20%
C000153271 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.20%
C000153271 | Industrials
Holdings [Line Items]
Percent of Total Investments	8.10%
C000153271 | Financials
Holdings [Line Items]
Percent of Total Investments	13.30%
C000153271 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.30%
C000153271 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.30%
C000153271 | Information Technology
Holdings [Line Items]
Percent of Total Investments	33.70%
C000153271 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.30%
C000153271 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.70%
C000153271 | Communication Services
Holdings [Line Items]
Percent of Total Investments	8.20%
C000153271 | Materials
Holdings [Line Items]
Percent of Total Investments	1.80%
C000153271 | Energy
Holdings [Line Items]
Percent of Total Investments	3.10%
C000153272 | Sandisk Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	1.50%
C000153272 | EMCOR Group, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.10%
C000153272 | Comfort Systems USA, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.80%
C000153272 | Interactive Brokers Group, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	0.80%
C000153272 | Mueller Industries, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.70%
C000153272 | nVent Electric plc, , , 0
Holdings [Line Items]
Percent of Total Investments	0.70%
C000153272 | Jabil, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000153272 | Tapestry, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000153272 | Williams-Sonoma, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000153272 | Natera, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000153272 | Health Care
Holdings [Line Items]
Percent of Total Investments	13.30%
C000153272 | Industrials
Holdings [Line Items]
Percent of Total Investments	20.60%
C000153272 | Financials
Holdings [Line Items]
Percent of Total Investments	16.00%
C000153272 | Real Estate
Holdings [Line Items]
Percent of Total Investments	4.80%
C000153272 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.40%
C000153272 | Information Technology
Holdings [Line Items]
Percent of Total Investments	15.90%
C000153272 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.50%
C000153272 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.80%
C000153272 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.30%
C000153272 | Materials
Holdings [Line Items]
Percent of Total Investments	4.60%
C000153272 | Energy
Holdings [Line Items]
Percent of Total Investments	3.80%
C000216288 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	4.40%
C000216288 | Apple, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	3.90%
C000216288 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	3.70%
C000216288 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	4.30%
C000216288 | Meta Platforms, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	4.40%
C000216288 | Merck & Co., Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	4.60%
C000216288 | Advanced Micro Devices, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	4.50%
C000216288 | Alphabet, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	4.40%
C000216288 | Netflix, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	3.50%
C000216288 | Palantir Technologies, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	3.40%
C000216288 | Health Care
Holdings [Line Items]
Percent of Total Investments	13.30%
C000216288 | Industrials
Holdings [Line Items]
Percent of Total Investments	1.60%
C000216288 | Financials
Holdings [Line Items]
Percent of Total Investments	8.20%
C000216288 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.70%
C000216288 | Information Technology
Holdings [Line Items]
Percent of Total Investments	55.40%
C000216288 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.10%
C000216288 | Communication Services
Holdings [Line Items]
Percent of Total Investments	13.00%
C000216288 | Energy
Holdings [Line Items]
Percent of Total Investments	0.70%